NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations and Summary of Significant Accounting Policies
Note 1: Nature of Operations and Summary of Significant Accounting Policies
Nature of Operations
Nuburu, Inc. (“Nuburu” or the “Company”) is a Delaware corporation, located in Centennial, Colorado. The Company was formed on January 8, 2015 and filed a restated certificate with Delaware on March 21, 2015. Nuburu is developing high power, precision “blue light engine” lasers for the metal processing and 3D printing industries.
Basis of Presentation, Going Concern and Management’s Liquidity Plans
The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. At December 31, 2022, the Company has an accumulated deficit of $61,192,308 and negative working capital of $6,105,103. During the year ended December 31, 2022, the Company sustained a net loss of $14,129,101 and used net cash in operating activities of $10,227,730 and, as of December 31, 2022, has cash and cash equivalents on hand of $2,880,254, which factors raise substantial doubt about the Company’s ability to continue as a going concern. The Company’s inability to continue as a going concern may potentially affect the Company’s rights and obligations under its issued and outstanding convertible notes. The Company plans to finance its operations with proceeds from the sale of equity securities or debt; however, there is no assurance that management’s plans to obtain additional debt or equity financing will be successfully implemented or implemented on terms favorable to the Company. The accompanying financial statements have been prepared assuming that the Company will continue as a going concern and do not include adjustments that might result from the outcome of this uncertainty.
Use of Estimates
The preparation of the accompanying financial statements in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Estimates and assumptions made by management include, but are not limited to, the Company’s inventory reserve and valuation of stock-based awards and warrants issued. Actual results could differ from these estimates.
Cash and Cash Equivalents
Cash equivalents are defined as short term, highly liquid investments, which are readily convertible to cash and have remaining maturities of three months or less at the date of acquisition. Cash and cash equivalents are held in U.S. financial institutions or in custodial accounts with U.S. financial institutions. The Company currently has bank deposits with financial institutions in the U.S. that exceed Federal Deposit Insurance Corporation insurance limits of $250,000. At December 31, 2022 and 2021, all of the cash on hand was considered cash equivalents.
Concentrations of Credit Risk, Other Risks and Uncertainties
The Company’s financial instruments that are subject to credit risk are cash and cash equivalents. At December 31, 2022 and 2021, substantially all of the Company’s cash and cash equivalents were held in one large financial institution located in the United States. Management believes the financial risk associated with these balances is minimal and has not experienced any losses to date. The Company generally requires deposits from its customers. The Company’s accounts receivable were derived from billings to customers.

The Company’s future results of operations involve a number of risks and uncertainties. Factors that could affect the Company’s future operating results and cause actual results to vary materially from expectations include, but are not limited to, rapid technological change, competition from substitute products and larger companies, protection of proprietary technology, ability to maintain distributor relationships and dependence on key individuals.
Fair Value of Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under Financial Accounting Standards Board (FASB) ASC 820, “Fair Value Measurement,” approximates the carrying amounts represented in the balance sheets, primarily due to their short-term nature.
Accounts Receivable and Allowance for Doubtful Accounts
Accounts receivables consist of uncollateralized obligations due from customers under normal trade terms. The carrying value of the receivables, net of the allowance for doubtful accounts, represents their estimated net realizable value. The allowance for doubtful accounts is estimated by management based on the nature and the age of outstanding receivables, historical collection experience and existing economic conditions. Past due receivables are written off when the Company’s collection efforts have been deemed unsuccessful in collecting the amounts past due. Bad debt recoveries are credited to the allowance account as collected. There was no allowance for doubtful accounts recorded at December 31, 2022 and 2021.
Inventories, net
All inventories are stated at the lower of cost determined on the first in, first out basis or net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. At December 31, 2022 and 2021, the Company’s inventory reserve was $292,990 and $995,785, respectively. The inventory reserve relates to slow moving and obsolete inventory and is included within inventory on the balance sheets.
The Company recorded an inventory lower of cost and net realizable value adjustment of $332,021 and $329,331 during the years ended December 31, 2022 and 2021, respectively.
Property and Equipment
Property and equipment are stated at cost less accumulated depreciation and amortization. The Company provides for depreciation and amortization of property and equipment on the straight-line
basis for financial accounting purposes, and on an accelerated basis for tax purposes, over the estimated useful life of the respective asset.
Maintenance and repairs are charged to expense as incurred and major renewals or betterments which extend the life of such assets are capitalized based on the shorter of life of lease or estimated useful life. The net gain or loss on property retired or otherwise disposed of is credited or charged to operating expenses and the costs and accumulated depreciation and amortization are removed from the accounts.

The estimated useful lives for each major depreciable classification of property and equipment are as follows:

Description	Years
Computer equipment	5
Office furniture and equipment	7
Leasehold improvements	Lease term or useful life, whichever is shorter
Machinery and equipment	10
Leases
The Company determines if an arrangement is a lease at inception. Operating leases are included in operating
lease
right-of-use
(“ROU”) assets, and operating lease liabilities, current and noncurrent, on our balance sheets. The Company currently does not have any finance lease arrangements.
Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at commencement date of the lease in determining the present value of future payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives and initial direct costs incurred. Our lease terms may include an option to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term. Leases with an initial term of 12 months or less are not recorded on the balance sheet; we recognize lease expense for these leases on a straight-line basis over the lease term.
Impairment of Long-Lived Assets
The Company reviews long lived assets for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. If the sum of the expected undiscounted cash flows is less than the carrying value of the related asset or group of assets being reviewed for impairment, a loss is recognized for the difference between the fair value and carrying value of the asset or group of assets. There was no impairment loss recognized for the years ended December 31, 2022 or 2021.
Revenue Recognition
The Company’s primary business activity involves sales and installation services of high-powered lasers. The Company has sales to customers throughout the U.S., Europe, and Asia. All sales are settled in U.S dollars. The Company accounts for revenue contracts with customers by applying the requirements of Accounting Standards Codification (ASC) 606, Revenues from Contracts with Customers, which includes the following steps:

•	identification of the contract, or contracts, with a customer;

•	identification of the performance obligations in the contract

•	determination of the transaction price;

•	allocation of the transaction price to the performance obligations in the contract; and

•	recognition of revenue when, or as, the Company satisfies a performance obligation.

In all sales arrangements, revenues are recognized when control of the promised goods or services are transferred to customers, in an amount that reflects the consideration the Company expects to be entitled to receive in exchange for those goods or services. Additional details regarding revenue recognition are included in Note 7, Revenue.
Income Taxes
Income taxes are accounted for in accordance with the provisions of FASB ASC 740,
Income Taxes
, which requires the recognition of deferred income taxes for differences between the basis of assets and liabilities for financial statement and income tax purposes. Income taxes are recognized for the current year and for the impact of deferred tax assets and liabilities, which represent the future tax consequences of events that have been recognized differently in the financial statements than for income tax purposes. Deferred tax assets and liabilities are determined based upon the difference between the financial statement and income tax basis of assets and liabilities, as measured by the enacted tax rates which will be in effect when these differences are expected to reverse. Deferred tax expense (credit) is the result of changes in the deferred tax assets and liabilities.
In the event the future consequences of differences between financial reporting bases and tax bases of assets and liabilities result in a deferred tax asset, the Company performs an evaluation of the probability of being able to realize the future benefits indicated by such asset. A valuation allowance related to a net deferred tax asset is recorded when it is more likely than not that some portion or all of the net deferred tax asset will not be realized. The Company recorded a full valuation allowance as of December 31, 2022 and 2021, as it is more likely than not that the Company will not be able to utilize the net deferred tax assets in the foreseeable future (see Note 12, Income Taxes). The Company maintains valuation allowances until sufficient evidence exists to support the reversal of such valuation allowances.
The Company recognizes in its financial statements the impact of a tax position, if that position is more likely than not of being sustained on audit, based on the technical merits of the position. The Company’s policy is to recognize interest and penalties accrued on any unrecognized tax benefits as a component of operating expense. Management has evaluated the Company’s tax positions and concluded the Company has taken no uncertain tax positions that would require adjustment to the financial statements to comply with the provisions of this guidance. As there were no uncertain tax positions as of December 31, 2022 and 2021, no interest or penalties were recorded to operating expense. Tax returns filed by the Company remain open to federal and state income tax examinations through the statutory time periods.
Cost of Revenue
Cost of revenue primarily consists of the cost of materials, overhead and employee compensation associated with the manufacturing of our high-powered lasers. Product cost also includes lower of cost or net realizable value inventory, or LCNRV, adjustments if the carrying value of the inventory is greater than its net realizable.
Research and Development Costs
Research and development consist of costs primarily related to compensation and related costs for personnel, including stock-based
compensation, employee benefits, training, travel,
third-party
consulting services and laboratory supplies incurred to further the Company’s commercialization development efforts. Research and development costs are charged to operations when incurred and are included in operating expenses.

Selling and Marketing Costs
Selling and marketing expenses consist primarily of compensation and related costs for the Company’s direct sales force, sales management, marketing and include stock-based
compensation, employee benefits and travel expenses. Selling and marketing expenses also include costs related to trade shows and marketing programs. Selling and marketing costs are expensed as incurred.
General and Administrative Costs
General and administrative expenses consist primarily of compensation and related costs for finance, human resources and other administrative personnel, and include stock-based
compensation, employee benefits and travel expenses. In addition, general and administrative expenses include third-party
consulting and advisory services, legal, audit, accounting services and facilities costs. General and administrative costs are expensed as incurred.
Stock-Based
Compensation Expense
The Company measures and recognizes the compensation expense for all stock-based
awards made to employees based on estimated grant date fair values. The fair value of employee stock options is estimated on the date of grant using the
Black-Scholes
model. The fair value for
time-based
stock awards is based on the grant date share price reduced by the present value of the expected dividend yield prior to vesting. The fair value of market-based
stock awards is estimated using an
option-pricing
model on the date of grant.
Stock-based
compensation expense is reduced for forfeitures. The Company accounts for forfeitures as they occur.
Net Loss Per Share
The Company’s basic net loss attributable to common stockholders per share is calculated by dividing net loss by the weighted-average number of shares of common stock outstanding for the period. Contingently issuable shares are included in the computation of basic net loss per share as of the date that all necessary conditions have been satisfied and issuance of the shares is no longer contingent. The diluted net loss per share is computed by giving effect to all potential common stock equivalents outstanding for the period determined using the treasury stock method. For purposes of this calculation, stock options, restricted stock units and warrants to purchase common stock are considered to be common stock equivalents but have been excluded from the calculation of diluted net loss per share as their effect is anti-dilutive.
Recent Accounting Pronouncements
In September 2016, the FASB issued Accounting Standard Update (“ASU”)
2016-13,
Financial Instruments – Credit Losses
(Topic 326), Measurement of Credit Losses on Financial Instruments (“ASU
2016-13”).
This ASU changes the methodology for measuring credit losses on financial instruments and the timing of when such losses are recorded. For smaller reporting companies, as defined by the SEC, ASU
2016-13
is effective for fiscal years, and interim periods within those years, beginning after December 15, 2022. The standard is effective for the Company on January 1, 2023. The Company does not expect significant changes to our financial statements and related notes in order to comply with ASU
2016-13.
Recently Adopted Accounting Pronouncements
In February 2016, the FASB issued ASU
No. 2016-02,
Leases, and issued subsequent amendments to the initial guidance in September 2017 within ASU
2017-13,
in January 2018 within ASU
2018-01,
in July 2018 within
ASU
2018-11,
in December 2018 within ASU
2018-20,
in March 2019 within ASU
2019-01,
in November 2019 within ASU
2019-10,
in February 2020 within ASU
2020-02,
in September 2020 within ASU
2020-05,
in July 2021 within ASU
2021-05,
and November 2021 within ASU
2021-09
(collectively, Topic 842). Topic 842 supersedes Topic 840, Leases, and requires lessees to recognize all leases on their balance sheets, with the exception of short-term leases, as a right-of-use
asset and a corresponding lease liability measured at the present value of the lease payments. Leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement. The new standard requires expanded disclosures regarding leasing arrangements. Effective January 1, 2022, the Company adopted Topic 842 using a modified retrospective transition approach by applying the new standard to all leases existing at the date of initial application and not restating comparative periods. There was no cumulative-effect adjustment recorded to retained deficit upon adoption.
Topic 842 provides several optional practical expedients in transition. The Company elected to use the package of practical expedients permitted under the transition guidance, which allows the Company not to reassess its prior conclusions about lease identification, lease classification and initial direct costs for any leases that existed prior to January 1, 2022. The Company did not elect to use the other practical expedients provided.
Upon adoption, the Company recognized the
right-of-use
asset and operating lease liability totaling $934,584 and $1,031,067, respectively, to reflect the present value of remaining lease payments under an existing lease arrangement with no impact to the opening balance of retained deficit as a result of adoption. The difference between the leased asset and lease liability represents the existing deferred rent liability balance, resulting from historical straight-lining of an operating lease, which was effectively reclassified upon adoption to reduce the measurement of the leased asset.
In determining the present value of lease payments, the Company uses the rate implicit in the lease or when such rate is not readily available, the Company utilizes its incremental borrowing rate based on the information available at the lease commencement date. Lease expense is recognized on a straight-line basis over the expected lease term. In determining the expected lease term, the Company may include options to extend or terminate the lease when it is reasonably certain that it will exercise any such option. Results for reporting periods beginning January 1, 2022 are presented under ASC 842, while prior period amounts were not adjusted and continue to be reported in accordance with the Company’s historic accounting under ASC 840, Leases. For more information on the impact of adoption and the disclosures required by the new standard, refer to Note 6, Commitments and Contingencies.
In August 2020, the FASB issued ASU
2020-06,
Debt – Debt with Conversion and Other Options (Subtopic 470
-20)
and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815
-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity.
This ASU simplifies the accounting for convertible debt instruments and convertible preferred stock by removing the existing guidance in ASC
470-20,
that requires entities to account for beneficial conversion features and cash conversion features in equity, separately from the host convertible debt or preferred stock. The amendments in ASU
2020-06
further revise the guidance in ASC 260, Earnings Per Share, to require entities to calculate diluted earnings per share (EPS) for convertible instruments by using the if-converted
method. In addition, entities must presume share settlement for purposes of calculating diluted EPS when an instrument may be settled in cash or shares. The standard is effective for the Company on January 1, 2024 and should be applied on a full or modified retrospective basis, with early adoption permitted beginning on January 1, 2021. The Company adopted ASU
2020-06
effective January 1, 2022. The adoption of ASU
2020-06
did not have an impact on the Company’s financial statements.